Leases - Schedule of Company’s ROU assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leased premises [Member]
Leases - Schedule of Company’s ROU assets and lease liabilities (Details) [Line Items]
Balance	$ 13,762	$ 15,694
Additions, extensions and modifications to ROU assets	12,077	1,020
Reclass to property, plant and equipment
Depreciation	(2,865)	(2,952)
Lease termination	(373)
Payments
Gain on extinguishment of lease liabilities
Interest
Foreign exchange
Balance	22,601	13,762
Vehicles [Member]
Leases - Schedule of Company’s ROU assets and lease liabilities (Details) [Line Items]
Balance	544	265
Additions, extensions and modifications to ROU assets	129	534
Reclass to property, plant and equipment
Depreciation	(250)	(213)
Lease termination	(4)	(42)
Payments
Gain on extinguishment of lease liabilities
Interest
Foreign exchange
Balance	419	544
Other equipment [Member]
Leases - Schedule of Company’s ROU assets and lease liabilities (Details) [Line Items]
Balance	9	405
Additions, extensions and modifications to ROU assets
Reclass to property, plant and equipment		(364)
Depreciation	(9)	(32)
Lease termination
Payments
Gain on extinguishment of lease liabilities
Interest
Foreign exchange
Balance		9
Total ROU assets [Member]
Leases - Schedule of Company’s ROU assets and lease liabilities (Details) [Line Items]
Balance	14,315	16,364
Additions, extensions and modifications to ROU assets	12,206	1,554
Reclass to property, plant and equipment		(364)
Depreciation	(3,124)	(3,197)
Lease termination	(377)	(42)
Payments
Gain on extinguishment of lease liabilities
Interest
Foreign exchange
Balance	23,020	14,315
Lease liabilities [Member]
Leases - Schedule of Company’s ROU assets and lease liabilities (Details) [Line Items]
Balance	15,850	17,864
Additions, extensions and modifications to ROU assets	9,919	1,553
Reclass to property, plant and equipment
Depreciation
Lease termination	(518)	(23)
Payments	(3,667)	(5,025)
Gain on extinguishment of lease liabilities		(255)
Interest	1,444	1,391
Foreign exchange	(1,189)	345
Balance	21,839	15,850
Non-current portion of lease liabilities	19,750	12,993
Less current portion of lease liabilities	$ (2,089)	$ (2,857)